Fees Summary	Apr. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,531,000
Previously Paid Amount	0.00
Total Fee Amount	349.53
Total Offset Amount	0.00
Net Fee	349.53
Narrative - Max Aggregate Offering Price	$ 2,531,000
Final Prospectus	true